Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Assets
Current assets Cash	$ 321,791	$ 206,443
Amounts receivable and other assets	18,656	5,112
Total Current Assets	340,447	211,555
Non-current assets
Mineral property interests	465,000	340,000
Right-of-use asset	37,106	47,001
Total assets	842,553	598,556
Current liabilities
Amounts payable and other liabilities	188,135	24,423
Income taxes payable	0	36,452
Due to related parties	102,820	25,367
Lease liability	8,580	7,466
Total current liabilities	299,535	93,708
Non-current liabilities Lease liability	32,753	41,333
Total liabilities	332,288	135,041
Shareholders' equity Share capital
Shareholders' equity Share capital	28,445,261	27,599,806
Reserves	791,151	592,011
Accumulated deficit	(28,726,147)	(27,728,302)
Total shareholders' equity	510,265	463,515
Total liabilities and shareholders' equity	$ 842,553	$ 598,556